BRANDON J. CAGE

Vice President and Managing Counsel

Writer's Direct Number: (205) 268-1889

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: brandon.cage@protective.com

May 1, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Empower Annuity Insurance Company of America Variable Annuity- 2 Series Account Great-West Smart Track Advisor Variable Annuity Filing Pursuant to Rule 497(j) for File No. 333-212090; 811-05817

Commissioners:

On behalf Empower Annuity Insurance Company of America and the Variable Annuity-2 Series Account, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the "Great-West Smart Track Advisor Variable Annuity", a variable annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 26 for the Variable Annuity-2 Series Account as filed electronically with the Commission on April 28, 2023.

Please do not hesitate to call me at (205) 268-1889 if you have any questions.

Sincerely,

/s/ Brandon J. Cage

Brandon J. Cage